Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 8
CIK	dei_EntityCentralIndexKey	0000887991
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2024
Prospectus Date	rr_ProspectusDate	Nov. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Quant Solutions Large-Cap Index Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIAX
PGIM Quant Solutions Large-Cap Index Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSICX
PGIM Quant Solutions Large-Cap Index Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSIX
PGIM Quant Solutions Large-Cap Index Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIFX
PGIM Quant Solutions Large-Cap Index Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQSIX
PGIM Securitized Credit Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCFOX
PGIM Securitized Credit Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCFQX
PGIM Securitized Credit Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCFZX
PGIM Securitized Credit Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCFVX